Shareholder Fees {- Freedom 2060 Portfolio}	Apr. 30, 2021 USD ($)
02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-09 | Freedom 2060 Portfolio
Shareholder Fees:
(fees paid directly from your investment)